Retail Class Prospectus | State Farm International Equity Fund
STATE FARM INTERNATIONAL EQUITY FUND (SNIAX) (SNIBX) (SFFAX) (SFFBX)
Investment Objective:
The State Farm International Equity Fund (the “International Equity Fund” or the “Fund”) seeks long term growth of capital.
What are the costs of investing in the Fund?
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 83 of the Fund’s prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Class Prospectus State Farm International Equity Fund (USD $)		Class A	Class B	Legacy Class A	Legacy Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		5.00%	none	3.00%	none
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)		none	5.00%	none	3.00%
Maximum account fee	[1]	none	none	none	none
[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Retail Class Prospectus State Farm International Equity Fund		Class A	Class B	Legacy Class A	Legacy Class B
Management fees		0.80%	0.80%	0.80%	0.80%
Distribution [and/or Service] (12b-1 fees) fees		0.25%	0.60%	0.25%	0.65%
Other Expenses		0.50%	0.50%	0.50%	0.50%
Total Annual Fund Operating Expenses		1.55%	1.90%	1.55%	1.95%
Less: Fee Waiver		(0.05%)	(0.05%)	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.50%	1.85%	1.50%	1.90%
[1]	The expense information in the table has been restated to reflect current fees.

State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Retail Class Prospectus State Farm International Equity Fund (USD $)	After 1 year	After 3 years	After 5 years	After 10 years
Class A	645	960	1,298	2,249
Class B	688	942	1,222	2,127
Legacy Class A	448	770	1,115	2,086
Legacy Class B	493	882	1,248	2,167

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Retail Class Prospectus State Farm International Equity Fund (USD $)	After 1 year	After 3 years	After 5 years	After 10 years
Class B	188	592	1,022	2,127
Legacy Class B	193	607	1,048	2,167

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.
Principal Investment Strategies
          Two different investment sub-advisers, Marsico Capital Management, LLC ("Marsico") and Northern Cross, LLC ("Northern Cross"), select investments for the International Equity Fund. Marsico and Northern Cross each manage approximately one-half of the International Equity Fund's portfolio. The Manager monitors the performance of the sub-advisers and the split of the portfolio between the sub-advisers. The principal investment strategies employed by the two sub-advisers for their respective portions of the Fund's portfolio are discussed separately below.

Marsico

          Marsico invests its portion of the International Equity Fund primarily in common stocks of foreign companies that it selects for their long-term growth potential. Marsico may invest its portion of the International Equity Fund in an unlimited number of companies of any size throughout the world, and normally invests in the securities of issuers that are economically tied to at least four different foreign countries. The Fund may invest in securities of companies economically tied to emerging markets. Some issuers of securities in the Fund's portfolio may be based in or economically tied to the U.S. In selecting investments for the Fund, Marsico uses an approach that combines 'top-down' macro-economic analysis that focuses on broad financial and economic indicators with 'bottom-up' stock selection that initially focuses on individual stocks.

          Marsico may sell individual securities for several reasons including: price target of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

Northern Cross

          Northern Cross invests its portion of the International Equity Fund in securities issued by foreign companies, which it believes have the potential for long term margin expansion. Northern Cross primarily focuses on common stocks priced cheaply relative to some financial measure of worth, such as ratios of price to earnings, price to sales or price to cash flow. Under normal market conditions, Northern Cross will invest its portion of the International Equity Fund in 60-80 companies with a diversified representation of sectors. In selecting securities for the International Equity Fund, Northern Cross gives careful consideration to currency, political stability and other effects of international investing.

Northern Cross may sell individual securities for several reasons including: full valuation of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.
Principal Risks of Investing in the Fund
          Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

  Market Risk.     Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

  Foreign Investing Risk.     Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject the Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

  Management Risk.     The assessment by the Fund's investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Investment Results
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads are not reflected in the bar charts, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 25.34%, during the second quarter of 2009. Worst quarter: -23.62% during the fourth quarter of 2008.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result. The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns Retail Class Prospectus State Farm International Equity Fund		1 Year	5 Years	10 Years (or life of class, if less)	Since Inception	Inception Date
Legacy Class A Shares		15.10%	(4.44%)	6.20%
Legacy Class A Shares Return After Taxes on Distributions		15.10%	(4.53%)	5.97%
Legacy Class A Shares Return After Taxes on Distributions and Sale of Fund Shares		9.81%	(3.66%)	5.52%
Legacy Class B Shares		15.09%	(4.62%)	6.12%
Class A Shares		12.61%	(4.85%)		(1.24%)	May 01, 2006
Class B Shares		12.74%	(4.85%)		(1.12%)	May 01, 2006
MSCI ACWI ex. U.S Index (reflects no deduction for fees, expenses or taxes.)	[1]	16.83%	(2.89%)	9.74%
[1]	Index return for Class A and Class B shares, since inception, computed from May 1, 2006 is 1.44%.